Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Number of INX tokens | shares	132,254,382
Total fair value | $	$ 282,641,881
Not subject to lock-up [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	0.00%
Number of INX tokens | shares	99,576,830
Total fair value | $	$ 219,069,026
Subject to lock-up through April 2022 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	7.96%
Number of INX tokens | shares	13,148,864
Total fair value | $	$ 26,774,948
Subject to lock-up through April 2023 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	20.74%
Number of INX tokens | shares	19,528,688
Total fair value | $	$ 36,797,907